S000073837 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares ESG Optimized MSCI USA Min Vol Factor ETF | iShares ESG Optimized MSCI USA Min Vol Factor ETF
Prospectus [Line Items]
Annual Return [Percent]	13.21%	12.10%	(11.28%)